NOTE 25 FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
NOTE 25 FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Increase/decrease in monetary assets and liabilities	$ 534,108	$ 316,186
Cash Balance	4,889,824	179,153
Total current liabilities	$ 7,000,937	$ 4,449,224